Financial Instruments	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments [Text Block]

17. Financial Instruments

The Company's financial instruments consist of cash and restricted cash, accounts receivable, finance lease receivables, promissory note receivable, line of credit, accounts payable and accrued liabilities, promissory note payable, payroll protection loan, other liabilities, and lease liabilities.

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1: Unadjusted quoted prices in active markets for identical assets and liabilities;

Level 2: Inputs other than quoted prices that are observable for the asset or liabilities either directly or indirectly; and

Level 3: Inputs that are not based on observable market data

The Company does not currently hold any financial instruments measured at fair value on the Consolidated Statements of Financial Position. The fair value of these financial instruments approximates their carrying value, unless otherwise noted.

Overview

The Company has exposure to the following financial instrument related risks.

Credit risk

The Company's exposure to credit risk is on its cash and restricted cash, accounts receivable, promissory note receivable, and on its finance lease receivables. The maximum exposure to credit risk is their carrying amounts in the consolidated statement of Financial Statements.

Cash and restricted cash consists of cash bank balances held in major financial institutions in Canada and the United States with a high credit quality and therefore the Company is exposed to minimal risk. The Company assesses the credit risk of its account receivable, finance lease receivables and promissory note receivable at each reporting period end and on an annual basis. As at March 31, 2022 the Company recognized an allowance for credit losses of $44,579 (2021 - $35,639) against its accounts receivable (Note 4), and nil (2021 - $344,737) for its promissory note receivable (Note 7). During the year ended March 31, 2022 the Company recognized an impairment of $43,261 on accounts receivable related to one finance lease (2021 - $nil).

Liquidity risk

The Company tries to ensure that there is sufficient capital in order to meet short-term business requirements, after taking into account the Company's cash balances and available liquidity on the Company's $8 million operating line of credit. The Company's cash is invested in bank accounts at major financial institutions in Canada and the United States and is available on demand. The Company will continue to rely on additional financings to further its operations and meet its capital requirements. The following table summarizes the Company's financial commitments by maturity as at March 31, 2022:

March 31, 2022	Less than 3 months	3 to 12 months	One to five years
Line of credit (Note 1)	$5,766,379	$-	$-
Accounts payable and accrued liabilities	1,734,225	-	-
Lease liabilities	30,605	91,815	-
Other liabilities	2,142	6,425	34,265
	$7,533,351	$98,240	$34,265

(1) GreenPower's operating line of credit with the Bank of Montreal is repayable on demand and is therefore recorded as a current liability with less than 3 months to maturity. GreenPower remains in compliance with the financial covenant under the facility and since inception of the loan the Bank of Montreal has not demanded repayment of the facility, however there is no guarantee that the Bank will not do so in the future.

Market risks

Market risk is the risk of loss that may arise from changes in market factors such as interest rates and foreign exchange. The Company is exposed to interest rate risk with respect to its Line of Credit (Note 10).

The Company is exposed to foreign exchange risk as it conducts business in both the United States and Canada. Management monitors its foreign currency balances, but the Company does not engage in any hedging activities to reduce its foreign currency risk.

At March 31, 2022, the Company was exposed to currency risk through the following financial assets and liabilities in CDN Dollars.

Cash	$762,259
Accounts Receivable	$80,843
Lease Finance Receivable	$96,673
Accounts Payable and Accrued Liabilities	$(437,858)

The CDN/USD exchange rate as at March 31, 2022 was $0.8003 (March 31, 2021 - $0.7952). Based on the net exposure and assuming all other variables remain constant, a 10% change in the appreciation or depreciation of the Canadian dollar relative to the US dollar would result in a change of approximately $40,200 to other comprehensive income/loss.